SUBSIDIARIES (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF SUBSIDIARY UNDERTAKINGS

The following diagram is a depiction of the Company structure as at June 30, 2023.

	Incorporation	Company interest (%)		Net carrying value (A$)
Name of Company	details	2023	2022	2023	2022
Entities held directly by parent
GeneType Pty. Ltd. (Dormant)	September 5, 1990 Victoria, Australia	100%	100%	-	-
Genetic Technologies Corporation Pty. Ltd. (Genetic testing)	October 11, 1996 NSW, Australia	100%	100%	2	2
Gene Ventures Pty. Ltd. (1) (Dormant)	March 7, 2001 NSW, Australia	100%	100%	10	10
GeneType Corporation (Dormant)	December 18, 1989 California, U.S.A.	100%	100%	-	-
geneType Inc. (2) (formerly Pheno- gen Sciences Inc.)	June 28, 2010 Delaware, U.S.A.	100%	100%	11,006	11,006
Hainan Aocheng Genetic Technolo- gies Co Ltd	March 18, 2019 Hong Kong, China	100%	100%	-	-
Genetic Technologies HK Ltd	March 18, 2019 Hong Kong, China	100%	100%	-	-
Helix Genetics Limited	July 7, 2021 Malta	100%	100%	1,910	-
Genetype UK Limited	April 26, 2022 United Kingdom	100%	100%	176	-
Total carrying value				13,104	11,018

(1)	On 26 April 2018, the name of RareCellect Pty Ltd (ACN 096 135 9847) was changed to Gene Ventures Pty Ltd (ACN 096 135 947)
(2)	On 3 April 2023, the name of Phenogen Sciences Inc. was changed to geneType Inc.